Merger (Details) - USD ($) $ in Thousands		3 Months Ended
	Oct. 21, 2020	Mar. 31, 2021	Mar. 31, 2020
Business Acquisition [Line Items]
Less: consideration delivered to existing shareholders of Former CarLotz		$ (62,693)	$ 0
Less: consideration to pay accrued dividends		(4,853)	0
Less: transaction costs and advisory fees paid		(47,579)	0
Less: payments on cash considerations associated with stock options		(2,465)
Liabilities relieved: KAR/AFC note		$ (3,625)	$ 0
Acamar Partners Acquisition Corp
Business Acquisition [Line Items]
Cash - Acamar Partners' trust and cash	$ 309,999
Cash - PIPE	125,000
Less: consideration delivered to existing shareholders of Former CarLotz	(62,693)
Less: consideration to pay accrued dividends	(4,853)
Less: transaction costs and advisory fees paid	(47,579)
Less: payments on cash considerations associated with stock options	(2,465)
Net contributions from Merger and PIPE financing	317,409
Liabilities relieved: preferred stock obligation	2,832
Liabilities relieved: KAR/AFC note	3,625
Liabilities relieved: Historic warrant liability:	144
Less: earnout shares liability	(74,285)
Less: warrants liability	$ (39,025)